Revenue and related balances - Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Balance at beginning of period	$ 28,331	$ 17,997
Decrease from revenue recognized	(102,645)	(59,295)
Increase due to amounts invoiced	119,522	69,341
Foreign exchange and other movements	(514)	288
Balance at end of period	$ 44,694	$ 28,331